Cover	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity File Number	001-31822
Entity Registrant Name	Accelerate Diagnostics, Inc.
Entity Central Index Key	0000727207
Entity Tax Identification Number	84-1072256
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3950 South Country Club Road
Entity Address, Address Line Two	Suite 470
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85714
City Area Code	520
Local Phone Number	365-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AXDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false